Mineral Properties (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	May 03, 2016	Mar. 10, 2016	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 17, 2017
Net carrying value				$ 0	$ 377,663
On March 1, 2017 [Member] | Amended [Member]
Payment for common shares anniversary				400,000
Fish Lake Property [Member]
Net carrying value					159,859
Acquisition description		the Company entered into an agreement with respect to the Fish Lake Property whereby the purchaser may earn an 80% interest in the property for payments of $300,000, 80,000 shares (post 10:1 rollback and 2:1 split
Ownership interest		0.80%		1.00%
Allowance properties				$ 159,859
Amount paid for acquisition		$ 300,000		350,000
Impairment				276,908
Estimated work to be performed over the next three years		1,100,000
Reimbursement of costs related to mineral property		$ 30,000
Percentage of remaining interest in property		0.20%
Cost of remaining interest in property		$ 1,000,000
Percentage NSR on property retained		0.025%
Percentage of property sold		1.00%
Amount received			$ 330,000	$ 330,000
Number of shares received			240,000	240,000
Carrying value of shares received			$ 112,267	$ 112,267
Value of liability recorded			443,308	443,308
Acquisition costs				436,764
Property returned by purchaser and recorded into income			$ 443,308	443,308
Staked Properties [Member]
Acquisition description	the Company entered into an agreement with respect to the San Emidio Property whereby the purchaser could have earnedmay earn an 80% interest in the property for payments of $100,000, 30,000 shares (post 10:1 rollback and 2:1 split
Ownership interest	0.80%
Amount paid for acquisition	$ 100,000
Estimated work to be performed over the next three years	$ 600,000
Percentage of remaining interest in property	0.20%
Cost of remaining interest in property	$ 1,000,000
Percentage NSR on property retained	0.025%
Percentage of property sold	1.00%
Amount received				$ 100,000	$ 100,000
Number of shares received				40,000	40,000
Carrying value of shares received				$ 102,901	$ 102,901
Value of liability recorded				202,901	202,901
Property returned by purchaser and recorded into income				202,901	202,901
Yeehaw And Melissa Properties [Member]
Acquisition costs				$ 217,668	$ 217,668
Payment to Net Smelter Return properties						$ 500,000
Yeehaw And Melissa Properties [Member] | On March 17, 2017 [Member]
Number of shares issued				1,000,000
Percentage of Net Smelter Return				0.01%